The June 30, 2023 Form N-CEN for J.P. Morgan Exchange Traded Fund Trust is being amended to update item C.17 for JPMorgan Active Growth ETF, JPMorgan Active Small Cap Value ETF, JPMorgan Active Value ETF, JPMorgan Equity Premium Income ETF, JPMorgan Market Expansion Enhanced Equity ETF and JPMorgan Nasdaq Equity Premium Income ETF. There are no other changes to its prior filing.